Share capital - Schedule of share capital (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 24, 2023	Oct. 31, 2023	Oct. 31, 2022
Share capital
Beginning balance		$ 279,513
Issued to pay fees in shares			$ 100
Shares issued through equity financing		2,442	6,768
Escrow cancellation			53
Contingent consideration obligation			940
Board Compensation			8,080
Share issuance costs		(28)	(974)
Exercise options		68	309
Exercise warrants			4,346
Ending balance		288,027	279,513
At the market offering
Share capital
Shares issued through equity financing			8,807
Fab Nutrition, LLC (FABCBD)
Share capital
Acquisition of subsidiary		729	313
Shares issued through equity financing	$ 729
Nuleaf Naturals, LLC
Share capital
Issued to pay fees in shares		278
Acquisition of subsidiary			28,927
Bud Room Inc
Share capital
Acquisition of subsidiary			3,738
Board Compensation		5,034
Boreal Cannabis Company
Share capital
Acquisition of subsidiary			2,203
Crossroads Cannabis
Share capital
Acquisition of subsidiary			2,189
Bud Heaven
Share capital
Acquisition of subsidiary			1,986
Share capital
Share capital
Beginning balance		$ 279,513	$ 208,904
Beginning balance (in shares)		71,021,233	54,360,028
Issued to pay fees in shares		$ 278	$ 100
Issued to pay fees in shares (in shares)		136,266	15,122
Shares issued through equity financing		$ 2,442	$ 6,768
Shares issued through equity financing (in shares)			4,956,960
Escrow cancellation			$ 53
Contingent consideration obligation			940
Share issuance costs		(28)	(974)
Exercise options		161	$ 526
Exercise options (in shares)			70,500
Exercise warrants			$ 4,352
Exercise warrants (in shares)			530,423
Vested restricted share units		$ 161	$ 247
Vested restricted share units (in shares)		66,667	82,976
Issuance of shares due to put option exercise (in shares)		423,587
Issuance of shares due to put option exercise		$ 729
Ending balance		$ 288,027	$ 279,513
Ending balance (in shares)		75,299,147	71,021,233
Share capital | At the market offering
Share capital
Shares issued through equity financing		$ 2,442	$ 8,807
Shares issued through equity financing (in shares)		1,055,861	1,758,167
Share capital | Smoke Cartel, Inc.
Share capital
Contingent consideration obligation			$ 940
Contingent consideration obligation (in shares)			500,000
Share capital | Fab Nutrition, LLC (FABCBD)
Share capital
Acquisition of subsidiary		$ 729	$ 313
Share capital | Nuleaf Naturals, LLC
Share capital
Issued to pay fees in shares		278
Acquisition of subsidiary			$ 35,527
Acquisition (in shares)			4,429,809
Share capital | Bud Room Inc
Share capital
Acquisition of subsidiary			$ 3,738
Acquisition (in shares)			674,650
Share capital | Boreal Cannabis Company
Share capital
Acquisition of subsidiary			$ 2,203
Acquisition (in shares)			443,301
Share capital | Crossroads Cannabis
Share capital
Acquisition of subsidiary			$ 2,189
Acquisition (in shares)			516,735
Share capital | Choom
Share capital
Acquisition of subsidiary			$ 3,940
Acquisition (in shares)			2,147,023
Share capital | Bud Heaven
Share capital
Acquisition of subsidiary			$ 1,986
Acquisition (in shares)			564,092
Share capital | DHC Supply LLC.
Share capital
Escrow cancellation			$ (53)
Escrow cancellation (in shares)			(28,553)
Share capital | Jimmy's
Share capital
Acquisition of subsidiary		$ 4,932
Acquisition (in shares)		2,595,533